UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111

Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerry Luff
Title:    Chief Compliance Officer
Phone:    415-986-1110

Signature, Place, and Date of Signing:

        /s/ Jerry Luff               San Francisco, CA         February 13, 2013
        --------------               -----------------         -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          175
                                         -----------

Form 13F Information Table Value Total:  $   361,004
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ------------ --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                       TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
           NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------------ ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
AMARIN CORP PLC SPONSORED ADR NEW    Common Stock 023111206         317      39,230 SH       Y                                39,230
AMERICAN EXPRESS CO                  Common Stock 025816109         214       3,720 SH       Y                                 3,720
AMER INTL GROUP INC                  Common Stock 026874784         558      15,820 SH       Y                                15,820
ANADARKO PETE CORP                   Common Stock 032511107         522       7,020 SH       Y                                 7,020
APPLE COMPUTER, INC.                 Common Stock 037833100       6,418      12,059 SH       Y                                12,059
APPLIED MATERIALS INC                Common Stock 038222105         840      73,460 SH       Y                                73,460
ATMEL CORP                           Common Stock 049513104         298      45,560 SH       Y                                45,560
BANK OF AMERICA CORP                 Common Stock 060505104         478      41,170 SH       Y                                41,170
BANK NEW YORK MELLON CORP COM        Common Stock 064058100         638      24,824 SH       Y                                24,824
BED BATH & BEYOND INC                Common Stock 075896100         579      10,350 SH       Y                                10,350
BROADCOM CORP CL A                   Common Stock 111320107         334      10,050 SH       Y                                10,050
CABELAS INC                          Common Stock 126804301         242       5,790 SH       Y                                 5,790
CATERPILLAR INC                      Common Stock 149123101         587       6,552 SH       Y                                 6,552
CELGENE CORP                         Common Stock 151020104       4,449      56,700 SH       Y                                56,700
CHEVRON CORP                         Common Stock 166764100         673       6,220 SH       Y                                 6,220
CHICAGO BRIDGE & IRON CO NV SHS      Common Stock 167250109         348       7,500 SH       Y                                 7,500
CITRIX SYSTEMS INC                   Common Stock 177376100         310       4,730 SH       Y                                 4,730
CITY NATIONAL CORP                   Common Stock 178566105       1,006      20,324 SH       Y                                20,324
COLGATE-PALMOLIVE CO                 Common Stock 194162103         728       6,964 SH       Y                                 6,964
DARDEN RESTAURANTS INC               Common Stock 237194105         347       7,700 SH       Y                                 7,700
DECKERS OUTDOOR                      Common Stock 243537107         306       7,600 SH       Y                                 7,600
WALT DISNEY CO                       Common Stock 254687106         448       9,003 SH       Y                                 9,003
ERICSSON LM TEL CO ADR               Common Stock 294821608         273      27,000 SH       Y                                27,000
FIFTH THIRD BANCORP                  Common Stock 316773100         363      23,850 SH       Y                                23,850
FORD MOTOR COMPANY                   Common Stock 345370860         841      64,930 SH       Y                                64,930
FRANCESCAS HOLDINGS CORP             Common Stock 351793104         376      14,500 SH       Y                                14,500
GENERAL ELECTRIC CO                  Common Stock 369604103         711      33,884 SH       Y                                33,884
GRACO INC                            Common Stock 384109104         243       4,720 SH       Y                                 4,720
GRAINGER W W INC                     Common Stock 384802104       4,471      22,095 SH       Y                                22,095
GULFPORT ENERGY CORP                 Common Stock 402635304         229       6,000 SH       Y                                 6,000
HALLIBURTON CO                       Common Stock 406216101         343       9,891 SH       Y                                 9,891
HERCULES OFFSHORE INC                Common Stock 427093109         401      65,000 SH       Y                                65,000
INTEGRATED DEVICE TECHNOLOGY         Common Stock 458118106         197      27,000 SH       Y                                27,000
INTEL                                Common Stock 458140100         262      12,715 SH       Y                                12,715
ISHARES GOLD TRUST ETF               Common Stock 464285105       1,996     122,603 SH       Y                               122,603
ISHARES DJ SELECT DIVIDEND ETF       Common Stock 464287168       2,695      47,081 SH       Y                                47,081
ISHARES TIPS BOND ETF                Mutual Fund  464287176       6,010      49,502 SH       Y                                49,502
ISHARES FTSE CHINA ETF               Common Stock 464287184         303       7,500 SH       Y                                 7,500
ISHARES S&P 500 INDEX ETF            Common Stock 464287200      28,016     195,726 SH       Y                               195,726
ISHARES AGGREGATE BOND ETF           Common Stock 464287226       1,638      14,715 SH       Y                                14,715
ISHARES MSCI EMERGING MARKETS ETF    Mutual Fund  464287234         774      17,457 SH       Y                                17,457
ISHARES IBOXX CORPORATE BOND ETF     Common Stock 464287242       7,642      62,973 SH       Y                                62,973
ISHARES GLOBAL HEALTHCARE SECTOR
  INDEX                              Common Stock 464287325       2,767      42,898 SH       Y                                42,898
ISHARES MSCI EAFE ETF                Mutual Fund  464287465      12,147     213,636 SH       Y                               213,636
ISHARES COHEN & STEERS RLTY          Common Stock 464287564       2,447      31,154 SH       Y                                31,154
ISHARES RUSSELL 1000 VALUE ETF       Mutual Fund  464287598       7,394     101,542 SH       Y                               101,542
ISHARES RUSSELL 2000 VALUE           Mutual Fund  464287630         662       8,769 SH       Y                                 8,769
ISHARES RUSSELL 2000 ETF             Mutual Fund  464287655       6,005      71,224 SH       Y                                71,224
ISHARES S&P MIDCAP 400 VALUE ETF     Mutual Fund  464287705         602       6,830 SH       Y                                 6,830
ISHARES S&P SMALLCAP 600 ETF         Mutual Fund  464287804       7,135      91,363 SH       Y                                91,363
ISHARES DJ US BASIC MATERIALS        Common Stock 464287838       2,370      34,201 SH       Y                                34,201
ISHARES JPMORGAN USD EMERGING MKTS
  BDFD ETF                           Common Stock 464288281       2,305      18,715 SH       Y                                18,715
ISHARES IBOXX HIGH YIELD CORPORATE
  BD                                 Mutual Fund  464288513       3,177      33,856 SH       Y                                33,856
ISHARES INTERMEDIATE CREDIT BOND ETF Common Stock 464288638         519       4,652 SH       Y                                 4,652
ISHARES 1-3 YR CREDIT BOND ETF       Common Stock 464288646      17,429     165,023 SH       Y                               165,023
ISHARES MSCI EAFE VALUE INDEX ETF    Common Stock 464288877       3,228      66,360 SH       Y                                66,360
JABIL CIRCUIT INC                    Common Stock 466313103         251      13,000 SH       Y                                13,000
JEFFERIES GROUP INC NEW              Common Stock 472319102         336      18,100 SH       Y                                18,100
JOHNSON & JOHNSON                    Common Stock 478160104         608       8,670 SH       Y                                 8,670
JOS A BANK CLOTHIERSINC              Common Stock 480838101         218       5,130 SH       Y                                 5,130
LAM RESEARCH CORP                    Common Stock 512807108         230       6,377 SH       Y                                 6,377
MARSH & MCLENNAN COS                 Common Stock 571748102         202       5,860 SH       Y                                 5,860
MASCO CORP                           Common Stock 574599106         177      10,640 SH       Y                                10,640
MCDONALDS CORP                       Common Stock 580135101         726       8,230 SH       Y                                 8,230
MICROSOFT                            Common Stock 594918104         711      26,637 SH       Y                                26,637
NATIONAL OILWELL VARCO INC           Common Stock 637071101         958      14,011 SH       Y                                14,011
NOKIA CORP ADR                       Common Stock 654902204         363      92,000 SH       Y                                92,000
NUCOR CORP                           Common Stock 670346105         408       9,460 SH       Y                                 9,460
NUVEEN TEX QUALITY MUN INCOME FD     Common Stock 670983105         521      32,860 SH       Y                                32,860
NUVEEN INSURED MUNICIPAL
  OPPORTUNITY FUND INC               Mutual Fund  670984103         236      15,400 SH       Y                                15,400
O S I SYSTEMS INC                    Common Stock 671044105         320       5,000 SH       Y                                 5,000
OASIS PETROLEUM INC                  Common Stock 674215108         318      10,000 SH       Y                                10,000
OCCIDENTAL PETE CORP DEL             Common Stock 674599105       4,741      61,890 SH       Y                                61,890
PANDORA MEDIA INC                    Common Stock 698354107         257      28,031 SH       Y                                28,031
QUALCOMM INC                         Common Stock 747525103       4,839      78,222 SH       Y                                78,222
RENTECH INC                          Common Stock 760112102         283     107,750 SH       Y                               107,750
RIVERBED TECHNOLOGY INC              Common Stock 768573107         296      15,000 SH       Y                                15,000
SAFEWAY INC                          Common Stock 786514208         677      37,422 SH       Y                                37,422
SCHLUMBERGER LTD                     Common Stock 806857108         651       9,391 SH       Y                                 9,391
SOTHEBYS HOLDINGS INC                Common Stock 835898107         336      10,000 SH       Y                                10,000
SUNTRUST BANKS INC                   Common Stock 867914103         824      29,052 SH       Y                                29,052
TERADYNE INC                         Common Stock 880770102         321      19,000 SH       Y                                19,000
UNITED TECHNOLOGIES CORP             Common Stock 913017109       4,956      60,437 SH       Y                                60,437
VANGUARD SHORT TERM BOND             Common Stock 921937827       8,090      99,895 SH       Y                                99,895
VANGUARD TOTAL BOND MARKET           Common Stock 921937835       3,189      37,950 SH       Y                                37,950
VANGUARD INTL EQUITY INDE FUNDS
  FTSE ALL WORLD EX USA ETF          Common Stock 922042718       1,575      17,324 SH       Y                                17,324
VANGUARD INTL EQUITY INDEX FDS
  TOTAL WORLD STK INDEX FD ETF       Common Stock 922042742         732      14,820 SH       Y                                14,820
VANGUARD FTSE ALL-WORLD EX-US        Common Stock 922042775       6,439     140,747 SH       Y                               140,747
VANGUARD MSCI EMERGING MARKETS ETF   Common Stock 922042858         492      11,054 SH       Y                                11,054
VANGUARD REIT INDEX                  Common Stock 922908553         726      11,038 SH       Y                                11,038
VANGUARD SMALL CAP VALUE ETF         Common Stock 922908611       4,880      67,171 SH       Y                                67,171
VANGUARD SMALL CAP ETF               Common Stock 922908751       3,119      38,553 SH       Y                                38,553
VANGUARD TOTAL STK MKT               Common Stock 922908769      12,325     168,184 SH       Y                               168,184
WABASH NATL CORP                     Common Stock 929566107         625      69,720 SH       Y                                69,720
WELLS FARGO & CO                     Common Stock 949746101         849      24,840 SH       Y                                24,840
AMERICAN EAGLE OUTFITTERS            Common Stock 02553E106         328      16,000 SH       Y                                16,000
NCR CORP                             Common Stock 62886E108         293      11,500 SH       Y                                11,500
FORTINET INC COMUSD0.001             Common Stock 34959E109       3,115     148,190 SH       Y                               148,190
OCZ TECHNOLOGY GROUPINC COM          Common Stock 67086E303          21      11,000 SH       Y                                11,000
AGCO CORP NOTE 1.250%12/15/36        Common Stock 001084AM4          25      20,000 SH       Y                                20,000
AT&T INC COM                         Common Stock 00206R102         559      16,570 SH       Y                                16,570
CAMERON INTL CORP                    Common Stock 13342B105       4,220      74,740 SH       Y                                74,740
CAVIUM NETWORKS INC                  Common Stock 14964U108         312      10,000 SH       Y                                10,000
CISCO SYS INC                        Common Stock 17275R102         723      36,779 SH       Y                                36,779
COINSTAR INC                         Common Stock 19259P300         245       4,720 SH       Y                                 4,720
CORPORATE EXECUTIVE BRD CO           Common Stock 21988R102         217       4,570 SH       Y                                 4,570
COSTCO WHOLESALE CORP                Common Stock 22160K105         317       3,214 SH       Y                                 3,214
CURRENCYSHARESCDN DLR TR CDN
  DOLLARS SHS                        Common Stock 23129X105         225       2,250 SH       Y                                 2,250
DREYFUS MUN INCOME INC               Mutual Fund  26201R102         125      12,000 SH       Y                                12,000
EOG RESOURCES INC                    Common Stock 26875P101         277       2,290 SH       Y                                 2,290
ETFS SILVER TR SILVER SHS ETF        Common Stock 26922X107       4,207     140,015 SH       Y                               140,015
ETFS GOLD TRUST ETF                  Common Stock 26922Y105      11,875      71,897 SH       Y                                71,897
FIRST TR LARGE CAP CORE ALPHADEX FD
  COMSHS                             Common Stock 33734K109       8,849     288,710 SH       Y                               288,710
FIRST TR MID CAP CORE ALPHADEX FD    Common Stock 33735B108       7,386     200,276 SH       Y                               200,276
FIRST TR LARGE CAP VALUE
  OPPORTUNITIES ALPHADEX FD COM SHS  Common Stock 33735J101       6,372     209,062 SH       Y                               209,062
FIRST TR EXCHANGE TRADED FD VI NASD
  TECH DIV                           Common Stock 33738R118       3,173     164,250 SH       Y                               164,250
FUSION-IO INC                        Common Stock 36112J107         344      15,000 SH       Y                                15,000
GNC HOLDINGS INC                     Common Stock 36191G107         293       8,800 SH       Y                                 8,800
GENWORTH FINL INC COM CL A           Common Stock 37247D106         360      48,000 SH       Y                                48,000
GOLDMAN SACHS GROUP INC              Common Stock 38141G104       4,912      38,510 SH       Y                                38,510
GOOGLE INC                           Common Stock 38259P508       4,865       6,877 SH       Y                                 6,877
HESS CORPORATION                     Common Stock 42809H107         265       5,000 SH       Y                                 5,000
IAC/INTERACTIVECORP                  Common Stock 44919P508         568      12,030 SH       Y                                12,030
IGATE CORP                           Common Stock 45169U105         560      35,540 SH       Y                                35,540
IMPERVA INC COM USD0.0001            Common Stock 45321L100         222       7,030 SH       Y                                 7,030
ISHARES SILVER TRUST ETF             Mutual Fund  46428Q109       1,121      38,170 SH       Y                                38,170
ISHARES MSCI FLOATING RATE NOT E
  FUNDING ETF                        Common Stock 46429B655       2,737      54,061 SH       Y                                54,061
JA SOLAR HOLDINGS CO LTD 4.50000%
  05/15/2013JA SOLAR HOLDINGS CO LTD Common Stock 466090AA5          26      27,000 SH       Y                                27,000
JUNIPER NETWORKS INC                 Common Stock 48203R104         256      13,000 SH       Y                                13,000
KRONOS WORLDWIDE INC                 Common Stock 50105F105         312      16,000 SH       Y                                16,000
LEVEL 3 COMMUNICATIONS INC           Common Stock 52729N308         421      18,233 SH       Y                                18,233
LINKEDIN CORPORATION                 Common Stock 53578A108         309       2,692 SH       Y                                 2,692
MARKET VECTORS ETF TR COAL ETF       Common Stock 57060U837         284      11,300 SH       Y                                11,300
MERCK & CO INC                       Common Stock 58933Y105         754      18,413 SH       Y                                18,413
MONSANTO CO                          Common Stock 61166W101       4,710      49,765 SH       Y                                49,765
NETSPEND HLDGS INC                   Common Stock 64118V106         308      26,030 SH       Y                                26,030
NUVEEN SELECT MAT MUN FD SH BEN INT  Common Stock 67061T101         257      24,700 SH       Y                                24,700
NVIDIA CORP                          Common Stock 67066G104         307      25,000 SH       Y                                25,000
ORACLE CORPORATION                   Common Stock 68389X105         211       6,341 SH       Y                                 6,341
PIMCO ETF TR BROAD US TIPS INDEX FD  Common Stock 72201R403         667      10,872 SH       Y                                10,872
PIMCO TOTAL RETURN ETF               Common Stock 72201R775       1,687      15,447 SH       Y                                15,447
PIMCO ETF TR 0-5 YR HIGH YIELD CORP
  BD INDEX FD                        Common Stock 72201R783       3,437      33,079 SH       Y                                33,079
POWERSHARES QQQ TR                   Mutual Fund  73935A104       6,934     106,456 SH       Y                               106,456
POWERSHARES DWA TECHNICAL LEADERS
  PORTFOLIO                          Common Stock 73935X153       1,945      69,651 SH       Y                                69,651
POWERSHARES HY DIVIDEND ACHIEVERS    Common Stock 73935X302       2,333     247,900 SH       Y                               247,900
POWERSHARES DWA EMERGING MARKETS     Common Stock 73936Q207       1,035      55,692 SH       Y                                55,692
POWERSHARES INTERNATIONAL CORP BOND
  ETF                                Common Stock 73936Q835         332      11,200 SH       Y                                11,200
PRAXAIR INC                          Common Stock 74005P104         237       2,162 SH       Y                                 2,162
PROS HLDGS INC COM                   Common Stock 74346Y103         219      12,000 SH       Y                                12,000
RYDEX RUSSELL TOP 50 ETF             Common Stock 78355W205       2,511      24,381 SH       Y                                24,381
SPDR S&P 500 ETF                     Mutual Fund  78462F103         210       1,478 SH       Y                                 1,478
SPDR GOLD ETF                        Mutual Fund  78463V107       2,006      12,379 SH       Y                                12,379
SPDR SER TR LEHMAN SHORT TERM INTL
  TREAS BD ETF                       Common Stock 78464A334         485      13,220 SH       Y                                13,220
SPDR BARCLAYS CAPITAL CONV BOND      Common Stock 78464A359       6,248     155,031 SH       Y                               155,031
SPDR SERIES TRUST SPDR BARCLAYS CAP
  EMERGING MKT LOCAL ETF             Common Stock 78464A391         442      13,700 SH       Y                                13,700
SPDR INTERNATIONAL GOVERNMENT TIPS
  ETF                                Common Stock 78464A490         222       3,500 SH       Y                                 3,500
SPDR BARCLAYS CAPITAL INTL TREASURY
  BOND ETF                           Common Stock 78464A516         319       5,230 SH       Y                                 5,230
KBW REGIONAL BANKINGETF              Common Stock 78464A698       2,693      96,266 SH       Y                                96,266
SPDR SER TR S&P DIVID ETF            Common Stock 78464A763       3,563      61,262 SH       Y                                61,262
S & P MID CAP 400 DEP RCPTS MID CAP  Mutual Fund  78467Y107       9,538      51,361 SH       Y                                51,361
SANDISK CORP                         Common Stock 80004C101         273       6,270 SH       Y                                 6,270
SANDISK CORP SR NT CV 1.00000%
  05/15/2013                         Common Stock 80004CAC5          18      18,000 SH       Y                                18,000
CONSUMER DISCRETIONARY SEL SECTOR
  SPDR FD                            Common Stock 81369Y407       7,079     148,270 SH       Y                               148,270
UTILITIES SELECT SECTOR SPDR         Mutual Fund  81369Y886       2,591      73,370 SH       Y                                73,370
SPROTT PHYSICAL GOLDT TRUST          Common Stock 85207H104       6,193     435,785 SH       Y                               435,785
SUNTECH POWER HOLDINGS CO SERIES
  CONVERTIBLE 3% 03/15/2013          Common Stock 86800CAE4          15      32,000 SH       Y                                32,000
TEMPUR PEDIC INTL INC                Common Stock 88023U101         279       8,870 SH       Y                                 8,870
TITAN MACHINERY INC COM              Common Stock 88830R101         619      25,070 SH       Y                                25,070
VANGUARD SHORT TERM CORP BOND FD ETF Common Stock 92206C409       2,335      29,067 SH       Y                                29,067
VERIFONE HOLDING                     Common Stock 92342Y109         282       9,500 SH       Y                                 9,500
VERISIGN INC SDCV 3.250% 8/15/37     Common Stock 92343EAD4          25      20,000 SH       Y                                20,000
FOSTER WHEELER LIMITED               Common Stock H27178104         338      13,900 SH       Y                                13,900
TRANSOCEAN INC NEW F                 Common Stock H8817H100         498      11,150 SH       Y                                11,150
STRATASYS LTD                        Common Stock M85548101       1,494      18,640 SH       Y                                18,640
TRONOX LTD ORD REG                   Common Stock Q9235V101         212      11,630 SH       Y                                11,630